Financial Risk Management Objectives and Policies - Assets and Liabilities not Measured at a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	$ 2,511	$ 2,013
Fair Value	2,414	2,006
Other long-term debt
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	2,511	2,013
Fair Value	$ 2,414	$ 2,006